Stock-Based Compensation - Summary of Activity Relating to Restricted Stock (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested restricted common stock, Shares at beginning balance--Restricted stock	315,718	362,255	613,086
Issued, Shares--Restricted stock	0	130,158	561,104
Vested, Shares--Restricted stock	(138,108)	(176,695)	(709,158)
Forfeited, Shares--Restricted stock	0	0	0
Repurchased, Shares--Restricted stock	(6,778)		(102,777)
Unvested restricted common stock, Shares at ending balance--Restricted stock	170,832	315,718	362,255
Unvested restricted common stock , Weighted Average Grant Date Fair Value Per Share, beginning balance--Restricted stock	$ 0	$ 0	$ 0
Issued, Weighted Average Grant Date Fair Value Per Share--Restricted stock		$ 0.45	$ 0.04
Vested, Weighted Average Grant Date Fair Value Per Share--Restricted stock	$ 0	$ 0	$ 0
Forfeited, Weighted Average Grant Date Fair Value Per Share--Restricted stock	$ 0	$ 0	$ 0
Repurchased, Weighted Average Grant Date Fair Value Per Share--Restricted stock	$ 0	$ 0	$ 0
Unvested restricted common stock, Weighted Average Grant Date Fair Value Per Share, ending balance--Restricted stock	$ 0	$ 0	$ 0